SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Relevant Exchange Rates of US Dollar and Israeli CPI
	Exchange rate of one US dollar		Israeli CPI(*)
	NIS	Real
At December 31,
2015	3.902	3.9048	112.82 points
2014	3.889	2.6562	113.96 points
2013	3.471	2.3426	114.18 points
Increase (decrease) during the year:
2015	0.33%	47.01%	(1.0)%
2014	12.04%	13.39%	(0.2)%
2013	(7.02)%	(14.63)%	1.8%

(*)	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average 100.

Schedule of Depreciation Rates
%
Operating equipment (mainly 20%-33%)	6.5-33
Office furniture, equipment and computers	7-33
Buildings	2.5
Vehicles	15
Leasehold improvements	Duration of the lease which is less or equal to useful life.

Schedule of Intangible Assets Useful Lives
Years
GIS database	10
Brand name	15
Other	3-10